Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Total before other assets In excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Total before other assets In excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Total before other assets In excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Total before other assets In excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Total before other assets In excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM STRATEGIC BOND FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
PGIM STRATEGIC BOND FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
PGIM STRATEGIC BOND FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM STRATEGIC BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
PGIM STRATEGIC BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
PGIM STRATEGIC BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM STRATEGIC BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM STRATEGIC BOND FUND - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM STRATEGIC BOND FUND - CLASS A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM STRATEGIC BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.80%)
PGIM STRATEGIC BOND FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
PGIM STRATEGIC BOND FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
PGIM STRATEGIC BOND FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM STRATEGIC BOND FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
PGIM STRATEGIC BOND FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
PGIM STRATEGIC BOND FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM STRATEGIC BOND FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM STRATEGIC BOND FUND - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM STRATEGIC BOND FUND - CLASS C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM STRATEGIC BOND FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.80%)
PGIM STRATEGIC BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
PGIM STRATEGIC BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
PGIM STRATEGIC BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM STRATEGIC BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
PGIM STRATEGIC BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
PGIM STRATEGIC BOND FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM STRATEGIC BOND FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM STRATEGIC BOND FUND - CLASS Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM STRATEGIC BOND FUND - CLASS Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM STRATEGIC BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.80%)
PGIM STRATEGIC BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
PGIM STRATEGIC BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM STRATEGIC BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM STRATEGIC BOND FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM STRATEGIC BOND FUND - CLASS R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM STRATEGIC BOND FUND - CLASS R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM STRATEGIC BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.80%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets.
[2]	Less than 0.05%.